[LOGO] STATE STREET RESEARCH

       Large-Cap Growth Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         June 30, 2002

In this Report   Investment Update

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

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   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

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From the Chairman

Investor
Confidence
is the bedrock of the financial markets, and it has been shaken over the past year by tragic events, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. And we are Richard S. Davis confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that make them up. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research, because it is the way we think that sets us apart.

[PHOTO]
Richard S. Davis

If you have questions after you read this report on fund performance, consider talking to your financial adviser about the role the fund plays in your portfolio. Your adviser can help you put current performance in historical perspective.

As always, thank you for choosing State Street Research funds.

Sincerely,


/s/ Richard S. Davis
Richard S. Davis
Chairman
June 30, 2002

[GRAPHIC]
6 Month Review

                            How State Street Research
                        Large-Cap Growth Fund Performed

State Street Research Large-Cap Growth Fund returned -24.91% for the six-month period ended June 30, 2002.(1) That was less than the Russell 1000(R) Growth Index, which returned -20.78% over the same period.(2) The fund also underperformed the Lipper Large-Cap Growth Funds Average, which returned -18.78% for the period.(3)

Reasons for the Fund's Performance

Although the economy continued to expand through the first half of 2002, the stock market's performance did not live up to our expectations. During the period, investors favored small- and mid-cap stocks over large-cap stocks, and value-oriented stocks over growth issues. Our investments in financial services, healthcare and producer durables detracted from performance.The fund was also hurt by its underexposure to the consumer staples sector, which was a better-than-average performer in an otherwise dismal stock market.

Stock selection in technology was also a negative during the quarter. Our investments in business software-provider Peregrine Systems and Siebel Systems, the leading provider of consumer relationship management software, did poorly. Peregrine was hurt by accounting concerns, and Siebel Systems' stock fell amid concerns that a recovery in the business sector would be delayed.We sold both stocks.

The fund's performance was helped by our stock selection in the "other energy" segment and by our our emphasis on consumer discretionary stocks.

Looking Ahead

We continue to focus on sectors and stocks that are linked to an economic recovery.We continue to favor consumer discretionary stocks and also semiconductor stocks, which could benefit as business spending gets back on track. |_|

Class A Shares(1)

     -24.91% [DOWN ARROW]

"We continue to focus
on sectors and stocks
that are linked to an
economic recovery."

[PHOTO]
Kennard "Pete"
Woodworth
Portfolio Manager,
State Street Research
Large-Cap Growth Fund

Russell 1000(R)
Growth Index(2)

     -20.78% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Large-Cap Growth Fund

The Fund at a Glance as of 6/30/02

State Street Research Large-Cap Growth Fund: A stock fund with a growth approach to large-cap investing.

Hits & Misses

[THUMBS UP GRAPHIC]

Ocean Energy

Independent oil and gas company Ocean Energy benefited from an excellent inventory of drilling prospects and recognition of its strong record of new reserve discovery.

[THUMBS DOWN GRAPHIC]

Gemstar

Although an adverse ruling on a patent suit against "VCR Plus+" technology-inventor Gemstar raised concerns about future growth, we held on to the stock because we believe it has comeback potential.

Total Net Assets: $115 million

Top 10 Holdings

     Issuer/Security         % of fund assets

 1   Microsoft                           5.6%

 2   ACE Limited                         5.0%

 3   Target                              4.9%

 4   Pfizer                              4.5%

 5   Wal-Mart Stores                     4.4%

 6   USA Interactive                     4.1%

 7   General Electric                    4.0%

 8   Ocean Energy                        3.7%

 9   Intel                               3.4%

10   Coca-Cola                           3.1%

     Total                              42.7%

See page 7 for more detail.

Performance

Fund average annual total return as of 6/30/02 (5,6)
(does not reflect sales charge)

Share Class                   1 Year         5 Years         10 Years
================================================================================
Class A                       -34.41%         -3.99%           4.06%
--------------------------------------------------------------------------------
Class B(1)                    -34.79%         -4.64%           3.34%
--------------------------------------------------------------------------------
Class B                       -34.79%         -4.64%           3.34%
--------------------------------------------------------------------------------
Class C                       -34.79%         -4.64%           3.35%
--------------------------------------------------------------------------------
Class S                       -34.04%         -3.67%           4.33%
--------------------------------------------------------------------------------

Fund average annual total return as of 6/30/02 (4,5,6)
(at maximum applicable sales charge)

Share Class                 1 Year          5 Years         10 Years
================================================================================
Class A                     -38.18%          -5.12%           3.44%
--------------------------------------------------------------------------------
Class B(1)                  -38.05%          -4.90%           3.34%
--------------------------------------------------------------------------------
Class B                     -38.05%          -4.90%           3.34%
--------------------------------------------------------------------------------
Class C                     -35.44%          -4.64%           3.35%
--------------------------------------------------------------------------------
Class S                     -34.04%          -3.67%           4.33%
--------------------------------------------------------------------------------

Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2002                                December 31, 2001

                                             Drugs &
                                             Biotechnology              21.9%
Drugs &                                      Electronics:
Biotechnology              22.2%             Semiconductors/
Retail                     11.1%             Components                 11.6%
Electronics:                                 Computer Software           9.1%
Semiconductors/                              Retail                      8.6%
Components                 10.6%             Communications,
Computer Software           7.6%             Media &
Beverages                   6.1%             Entertainment               7.7%

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Ticker Symbols

State Street Research Large-Cap Growth Fund

Class A: SGFAX Class B(1): SGFPX* Class B: SGFBX Class C: SGFDX Class S: STSGX

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1    Does not reflect sales charge.

2 The Russell 1000 Growth Index contains those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Growth Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

4 Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

5    Keep in mind that past performance is no guarantee of future results.
     The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

6 During the period prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

*    Proposed

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Large-Cap Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of total assets in large-cap stocks and convertible securities that have long-term growth potential.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. Class A shares pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day).The fund uses the following methods for determining the values of various types of securities:

     o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest -- The fund accrues interest daily as it earns it.

     o    Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money.The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sales deferrals.The fund distributes its earnings on the following schedule:

     o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Large-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
June 30, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.
--------------------------------------------------------------------------------

    Issuer                                                  Shares      Value
    ----------------------------------------------------------------------------

    Common Stocks  99.6% of net assets

    Consumer Discretionary  24.0% of net assets
    ----------------------------------------------------------------------------

    Advertising Agencies 1.3%
    Omnicom Group Inc.                                      33,100   $ 1,515,980
                                                                    ------------

    Casinos/Gambling, Hotel/Motel 1.9%
    International Game Technology Inc.*                     39,000     2,211,300
                                                                    ------------

    Commercial Services 2.6%
    Cendant Corp.*                                         190,000     3,017,200
                                                                    ------------

    Communications, Media & Entertainment 4.8%
    Gemstar International Group Ltd.*                      141,520       762,793
(6) USA Interactive*                                       200,000     4,690,000
                                                                    ------------
                                                                       5,452,793
                                                                    ------------

    Consumer Products 2.3%
    Avon Products Inc.                                      50,400     2,632,896
                                                                    ------------

    Retail 11.1%
    Home Depot Inc.                                         56,300     2,067,899
(3) Target Corp.                                           146,890     5,596,509
(5) Wal-Mart Stores Inc.                                    91,500     5,033,415
                                                                    ------------
                                                                      12,697,823
                                                                    ------------
    Total Consumer Discretionary                                      27,527,992
                                                                    ------------

    Consumer Staples  8.5% of net assets
    ----------------------------------------------------------------------------

    Beverages 6.1%
(10)Coca-Cola Co.                                           64,200     3,595,200
    PepsiCo Inc.                                            68,940     3,322,908
                                                                    ------------
                                                                       6,918,108
                                                                    ------------

    Foods 2.4%
    Kraft Foods Inc. Cl. A                                  67,500     2,764,125
                                                                    ------------
    Total Consumer Staples                                             9,682,233
                                                                    ------------

    Financial Services  10.9% of net assets
    ----------------------------------------------------------------------------

    Financial Data Processing Services & Systems 2.3%
    Concord EFS Inc.*                                       87,700     2,643,278
                                                                    ------------

    Insurance 5.0%
(2) ACE Limited                                            180,440     5,701,904
                                                                    ------------

    Miscellaneous Financial 3.6%
    Citigroup, Inc.                                         50,330     1,950,287
    Morgan Stanley Dean Witter & Co.                        50,000     2,154,000
                                                                       4,104,287
                                                                    ------------
    Total Financial Services                                          12,449,469
                                                                    ------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
June 30, 2002

    Issuer                                               Shares      Value
    -------------------------------------------------------------------------

    Healthcare  25.2% of net assets
    -------------------------------------------------------------------------

    Drugs & Biotechnology 22.2%
    Amgen Inc.*                                          62,490  $  2,617,081
    Baxter International Inc.                            60,760     2,700,782
    Biogen Inc.*                                         53,200     2,204,076
    CV Therapeutics, Inc.*                               53,200       990,584
    Forest Laboratories Inc.*                            47,200     3,341,760
    Johnson & Johnson                                    58,000     3,031,080
    Neurocrine Biosciences Inc.*                         63,700     1,825,005
(4) Pfizer Inc.                                         148,270     5,189,450
    Pharmacia Corp.                                      95,880     3,590,706
                                                                 ------------
                                                                   25,490,524
                                                                 ------------

    Hospital Supply 3.0%
    St. Jude Medical Inc.*                               46,000     3,397,100
                                                                 ------------
    Total Healthcare                                               28,887,624
                                                                 ------------

    Other  3.9% of net assets
    -------------------------------------------------------------------------

    Multi-Sector 3.9%
(7) General Electric Co.                                155,710     4,523,376
                                                                 ------------
    Total Other                                                     4,523,376
                                                                 ------------

    Other Energy  3.7% of net assets
    -------------------------------------------------------------------------
    Oil & Gas Producers 3.7%
(8) Ocean Energy Inc.                                   195,470     4,235,835
                                                                 ------------
    Total Other Energy                                              4,235,835
                                                                 ------------

    Producer Durables  0.9% of net assets
    -------------------------------------------------------------------------

    Production Technology Equipment 0.9%

    Novellus Systems Inc.*                               30,400     1,033,600
                                                                 ------------
    Total Producer Durables                                         1,033,600
                                                                 ------------

    Technology  22.5% of net assets
    -------------------------------------------------------------------------

    Communications Technology 2.4%
    Cisco Systems Inc.*                                 200,580  $  2,798,091
                                                                 ------------

    Computer Software 7.6%
    Amdocs Ltd.*                                         73,450       554,547
    Mercury Interactive Corp.*                           77,600     1,781,696
(1) Microsoft Corp.*                                    116,240     6,358,328
                                                                 ------------
                                                                    8,694,571
                                                                 ------------

    Computer Technology 1.1%
    Emulex Corp.*                                        57,000     1,283,070
                                                                 ------------

    Electronics 0.8%
    Kopin Corp.*                                        136,120       898,392
                                                                 ------------

    Electronics: Semiconductors/Components 10.6%
    Analog Devices Inc.*                                121,030     3,594,591
(9) Intel Corp.                                         216,110     3,948,330
    Intersil Holding Corp. Cl. A*                       110,000     2,351,800
    Micron Technology Inc.*                             110,900     2,242,398
                                                                 ------------
                                                                   12,137,119
                                                                 ------------

    Total Technology                                               25,811,243
                                                                 ------------

    Total Common Stocks                                           114,151,372(1)
                                                                 ------------

--------------------------------------------------------------------------------
(1)  The fund paid a total of $121,658,444 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research Large-Cap Growth Fund

                                  Coupon     Maturity     Amount of
Issuer                             Rate        Date       Principal    Value
--------------------------------------------------------------------------------
Short-Term Obligations 0.7% of net assets

American Express Credit Corp.      1.65%    7/02/2001     $837,000   $837,000
                                                                    ---------
Total Short-Term Obligations                                          837,000(1)
                                                                    ---------

--------------------------------------------------------------------------------
(1) The fund paid a total of $837,000 for these securities.
--------------------------------------------------------------------------------

                                                  % of
                                               Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                 100.3%       $ 114,988,372(2)
Other Assets, Less Liabilities                     (0.3%)           (352,323)
                                                  -----        -------------
Net Assets                                        100.0%       $ 114,636,049
                                                  =====        =============

--------------------------------------------------------------------------------
(2) The fund paid a total of $122,495,444 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At June 30, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $122,650,574 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $21,150,697

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (28,812,899)
                                                                    -----------
                                                                    ($7,662,202)
                                                                    ===========

At December 31, 2001, the fund had a capital loss carryforward of $34,309,485 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2009.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                         $ 114,988,372(1)
Collateral for securities on loan                                  8,989,439
Interest and dividends receivable                                     93,800
Receivable for fund shares sold                                       16,736
Other assets                                                          39,278
                                                               -------------
                                                                 124,127,625

Liabilities

Payable for collateral received on securities loaned               8,989,439
Payable for fund shares redeemed                                     154,273
Accrued transfer agent and shareholder services                       99,392
Payable to custodian                                                  58,448(2)
Accrued management fee                                                43,000
Accrued distribution and service fees                                 29,104
Accrued administration fee                                            12,736
Accrued trustees' fees                                                 8,713
Other accrued expenses                                                96,471
                                                               -------------
                                                                   9,491,576
                                                               -------------

Net Assets                                                     $ 114,636,049
                                                               =============
Net Assets consist of:
Unrealized depreciation of investments                         ($  7,507,072)
Accumulated net realized loss                                    (44,319,173)
Paid-in capital                                                  166,462,294
                                                               -------------
                                                               $ 114,636,049(3)
                                                               =============

*    Includes securities on loan valued at $8,802,061

--------------------------------------------------------------------------------
(1)  The fund paid a total of $122,495,444 for these securities.
--------------------------------------------------------------------------------
(2) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At June 30, 2002, the payable to the custodian bank represents the amount due for cash advance for the settlement of a security purchased.
--------------------------------------------------------------------------------
(3)                 Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets    /   Number of Shares     =     NAV
  A        $20,015,095           4,711,948              $4.25*
  B(1)     $12,440,688           3,204,730              $3.88**
  B        $16,242,721           4,187,176              $3.88**
  C        $ 2,250,104             579,817              $3.88**
  S        $63,687,441          14,622,950              $4.36

*    Maximum offering price per share = $4.51 ($4.25 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Large-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Interest                                                        $    113,556
Dividends                                                            436,231(1)
                                                                ------------
                                                                     549,787

Expenses

Management fee                                                       342,901(2)
Transfer agent and shareholder services                              209,146(3)
Custodian fee                                                         55,940
Administration fee                                                    47,739(4)
Registration fees                                                     42,284
Distribution and service fees - Class A                               36,100(5)
Distribution and service fees - Class B(1)                            74,036(5)
Distribution and service fees - Class B                              107,941(5)
Distribution and service fees - Class C                               13,764(5)
Reports to shareholders                                               35,975
Audit fee                                                             15,759
Trustees' fees                                                         4,712(6)
Legal fees                                                             1,410
Miscellaneous                                                         17,090
                                                                ------------
                                                                   1,004,797

Fees paid indirectly                                                  (9,056)(7)
                                                                ------------
                                                                     995,741
                                                                ------------
Net investment loss                                                 (445,954)
                                                                ------------
Realized and Unrealized Loss
on Investments

Net realized loss on investments                                  (9,854,558)(8)
Change in unrealized depreciation of investments                 (28,905,231)
                                                                ------------
Total loss on investments                                        (38,759,789)
                                                                ------------
Net decrease in net assets resulting
  from operations                                               ($39,205,743)
                                                                ============

--------------------------------------------------------------------------------
(1) Includes $40,770 in income from the lending of portfolio securities. As of the report date, the fund had a total of $8,802,061 of securities out on loan and was holding a total of $8,989,439 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2)  The management fee is 0.475% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $84,087 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of June 30, 2002, there were $166,913, $77,929 and $1,360,716 for Class A, Class B and
     Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) The fund sold $34,921,457 worth of securities. During this same period, the fund also bought $23,902,758 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                            Six months ended
                                              June 30, 2002        Year ended
                                               (unaudited)     December 31, 2001
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

Net investment loss                              ($445,954)       ($1,306,484)
Net realized loss
  on investments                                (9,854,558)       (34,373,647)
Change in unrealized
  depreciation of investments                  (28,905,231)       (44,649,479)
                                             --------------------------------
Net decrease resulting
  from operations                              (39,205,743)       (80,329,610)
                                             --------------------------------

Distribution from capital gains:

  Class A                                               --           (704,056)
  Class B(1)                                            --           (467,250)
  Class B                                               --           (964,668)
  Class C                                               --           (105,092)
  Class S                                               --         (2,841,138)
                                             --------------------------------
                                                        --         (5,082,204)
                                             --------------------------------
Net decrease from fund
  share transactions                           (11,256,141)(A)    (16,790,391)
                                             --------------------------------
Total decrease in net assets                   (50,461,884)      (102,202,205)

Net Assets

Beginning of period                            165,097,933        267,300,138
                                             --------------------------------
End of period                                $ 114,636,049      $ 165,097,933
                                             ================================

The text and notes are an integral part of the financial statements.


12  State Street Research Large-Cap Growth Fund

--------------------------------------------------------------------------------
(A)  These transactions break down by share class as follows:

                                               Six months ended
                                                 June 30, 2002                           Year ended
                                                  (unaudited)                         December 31, 2001
                                        --------------------------------------------------------------------
Class A                                     Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
  Shares sold                              1,393,557        $7,260,892*            4,242,588       $26,095,205
  Issued upon reinvestment of
    distribution from capital gains               --                --               110,948           681,995
  Shares redeemed                         (1,231,154)       (6,358,269)           (4,310,282)      (26,541,901)
                                          --------------------------------------------------------------------
  Net increase                               162,403          $902,623                43,254          $235,299
                                          ====================================================================

Class B(1)                                  Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
  Shares sold                                408,042        $1,929,963**           1,209,468        $6,971,757
  Issued upon reinvestment
    distribution from capital gains               --                --                81,303           460,884
  Shares redeemed                           (378,428)       (1,768,316)***          (855,839)       (4,753,414)
                                          --------------------------------------------------------------------
  Net increase                                29,614          $161,647               434,932        $2,679,227
                                          ====================================================================

Class B                                     Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
  Shares sold                                 89,364          $438,549**             269,277        $1,611,218
  Issued upon reinvestment of
    distribution from capital gains               --                --               161,267           915,625
  Shares redeemed                           (939,729)       (4,420,561)***        (1,833,924)      (10,709,705)
                                          --------------------------------------------------------------------
  Net decrease                              (850,365)      ($3,982,012)           (1,403,380)      ($8,182,862)
                                          ====================================================================

Class C                                     Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
  Shares sold                                 73,978          $346,597**             146,448          $835,466
  Issued upon reinvestment of
    distribution from capital gains               --                --                17,475            98,771
  Shares redeemed                           (100,244)         (471,917)****         (221,498)       (1,206,517)
                                          --------------------------------------------------------------------
  Net decrease                               (26,266)        ($125,320)              (57,575)        ($272,280)
                                          ====================================================================

Class S                                     Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
  Shares sold                                 20,915          $111,030                22,027          $132,894
  Issued upon reinvestment of
    distribution from capital gains               --                --               200,425         1,258,702
  Shares redeemed                         (1,611,522)       (8,324,109)           (2,029,193)      (12,641,371)
                                          --------------------------------------------------------------------
  Net decrease                            (1,590,607)      ($8,213,079)           (1,806,741)     ($11,249,775)
                                          ====================================================================

     The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $14,313 and $40,063, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $45,379 and $198 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $14,767 and $8,817 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

**** Includes $212 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                            Class A
                                                             ======================================================================
                                                             Six months ended               Years ended December 31
                                                              June 30, 2002    ----------------------------------------------------
Per-Share Data                                                (unaudited)(a)   2001(a)    2000(a)    1999(a)    1998(a)     1997(a)
===================================================================================================================================
  Net asset value, beginning of period ($)                         5.66          8.37      11.86       8.90       7.07       7.17
                                                                  -----         -----      -----      -----      -----      -----

    Net investment loss ($)                                       (0.02)        (0.04)     (0.05)     (0.03)     (0.03)     (0.00)

    Net realized and unrealized gain (loss) on investments ($)    (1.39)        (2.51)     (1.62)      3.47       1.86       0.68
                                                                  -----         -----      -----      -----      -----      -----

  Total from investment operations ($)                            (1.41)        (2.55)     (1.67)      3.44       1.83       0.68
                                                                  -----         -----      -----      -----      -----      -----

    Distributions from capital gains ($)                             --         (0.16)     (1.82)     (0.48)     (0.00)     (0.78)
                                                                  -----         -----      -----      -----      -----      -----

  Total distributions ($)                                            --         (0.16)     (1.82)     (0.48)     (0.00)     (0.78)
                                                                  -----         -----      -----      -----      -----      -----

  Net asset value, end of period ($)                               4.25          5.66       8.37      11.86       8.90       7.07
                                                                 ======        ======     ======      =====      =====      =====
  Total return (%) (b)                                           (24.91)(d)    (30.61)    (14.22)     38.98      25.90      10.14


Ratios/Supplemental Data
===================================================================================================================================
  Net assets at end of period $ (thousands)                      20,015        25,748     37,696     35,418     21,098     16,470

  Expense ratio (%)                                                1.37 (e)      1.29       0.98       0.91       0.97       0.93

  Expense ratio after expense reductions (%)                       1.36 (e)      1.27       0.98       0.90       0.96       0.93

  Ratio of net investment loss to average net assets (%)          (0.59)(e)     (0.63)     (0.44)     (0.32)     (0.37)     (0.05)

  Portfolio turnover rate (%)                                     16.58         49.27      44.94      42.19      39.27     258.99

                                                                                              Class B(1)
                                                                     ===============================================================
                                                                     Six months ended             Years ended December 31
                                                                       June 30, 2002    --------------------------------------------
Per-Share Data                                                        (unaudited)(a)     2001(a)          2000(a)         1999(a)(c)
====================================================================================================================================
  Net asset value, beginning of period ($)                                 5.17            7.73            11.19             8.47
                                                                         ------          ------           ------            -----

    Net investment loss ($)                                               (0.03)          (0.08)           (0.13)           (0.10)

    Net realized and unrealized gain (loss) on investments ($)            (1.26)          (2.32)           (1.51)            3.30
                                                                         ------          ------           ------            -----

  Total from investment operations ($)                                    (1.29)          (2.40)           (1.64)            3.20
                                                                         ------          ------           ------            -----

    Distributions from capital gains ($)                                     --           (0.16)           (1.82)           (0.48)
                                                                         ------          ------           ------            -----

  Total distributions ($)                                                    --           (0.16)           (1.82)           (0.48)
                                                                         ------          ------           ------            -----

  Net asset value, end of period ($)                                       3.88            5.17             7.73            11.19
                                                                         ======          ======           ======            =====
  Total return (%) (b)                                                   (24.95)(d)      (31.22)          (14.82)           38.13

Ratios/Supplemental Data
====================================================================================================================================
  Net assets at end of period ($ thousands)                              12,441          16,431           21,170            9,548

  Expense ratio (%)                                                        2.07 (e)        1.99             1.70             1.66

  Expense ratio after expense reductions (%)                               2.06 (e)        1.97             1.70             1.65

  Ratio of net investment loss to average net assets (%)                  (1.29)(e)       (1.33)           (1.16)           (1.05)

  Portfolio turnover rate (%)                                             16.58           49.27            44.94            42.19

The text and notes are an integral part of the financial statements.


14  State Street Research Large-Cap Growth Fund

                                                                                            Class B
                                                           =========================================================================
                                                           Six months ended                 Years ended December 31
                                                              June 30, 2002  -------------------------------------------------------
Per-Share Data                                              (unaudited)(a)   2001(a)     2000(a)     1999(a)     1998(a)     1997(a)
====================================================================================================================================
  Net asset value, beginning of period ($)                         5.17        7.73       11.18        8.47        6.79        6.96
                                                                 ------      ------      ------       -----       -----       -----

    Net investment loss ($)                                       (0.03)      (0.08)      (0.13)      (0.10)      (0.08)      (0.06)

    Net realized and unrealized gain (loss) on investments ($)    (1.26)      (2.32)      (1.50)       3.29        1.76        0.67
                                                                 ------      ------      ------       -----       -----       -----

  Total from investment operations ($)                            (1.29)      (2.40)      (1.63)       3.19        1.68        0.61
                                                                 ------      ------      ------       -----       -----       -----

    Distributions from capital gains ($)                             --       (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                                 ------      ------      ------       -----       -----       -----

  Total distributions ($)                                            --       (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                                 ------      ------      ------       -----       -----       -----

  Net asset value, end of period ($)                               3.88        5.17        7.73       11.18        8.47        6.79
                                                                 ======      ======      ======       =====       =====       =====
  Total return (%) (b)                                           (24.95)(d)  (31.22)     (14.74)      38.01       24.76        9.44

Ratios/Supplemental Data
====================================================================================================================================
  Net assets at end of period ($ thousands)                      16,243      26,062      49,759      59,019      42,379      36,442

  Expense ratio (%)                                                2.07 (e)    1.99        1.70        1.66        1.72        1.68

  Expense ratio after expense reductions (%)                       2.06 (e)    1.97        1.70        1.65        1.71        1.68

  Ratio of net investment loss to average net assets (%)          (1.30)(e)   (1.34)      (1.15)      (1.07)      (1.13)      (0.82)

  Portfolio turnover rate (%)                                     16.58       49.27       44.94       42.19       39.27      258.99

                                                                                            Class C
                                                            ========================================================================
                                                            Six months ended                 Years ended December 31
                                                             June 30, 2002    ------------------------------------------------------
Per-Share Data                                               (unaudited)(a)   2001(a)    2000(a)     1999(a)     1998(a)     1997(a)
====================================================================================================================================
  Net asset value, beginning of period ($)                       5.18          7.73       11.18        8.47        6.78        6.95
                                                               ------        ------      ------       -----       -----       -----

    Net investment loss ($)                                     (0.03)        (0.08)      (0.13)      (0.10)      (0.08)      (0.06)

    Net realized and unrealized gain (loss) on investments ($)  (1.27)        (2.31)      (1.50)       3.29        1.77        0.67
                                                               ------        ------      ------       -----       -----       -----

  Total from investment operations ($)                          (1.30)        (2.39)      (1.63)       3.19        1.69        0.61
                                                               ------        ------      ------       -----       -----       -----

    Distributions from capital gains ($)                           --         (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                               ------        ------      ------       -----       -----       -----

  Total distributions ($)                                          --         (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                               ------        ------      ------       -----       -----       -----

  Net asset value, end of period ($)                             3.88          5.18        7.73       11.18        8.47        6.78
                                                               ======        ======      ======       =====       =====       =====
  Total return (%) (b)                                         (25.10)(d)    (31.09)     (14.74)      38.01       24.94        9.30

Ratios/Supplemental Data
====================================================================================================================================
  Net assets at end of period ($ thousands)                     2,250         3,137       5,128       5,967       4,727       4,562

  Expense ratio (%)                                              2.07 (e)      1.99        1.70        1.66        1.72        1.68

  Expense ratio after expense reductions (%)                     2.06 (e)      1.97        1.70        1.65        1.71        1.68

  Ratio of net investment loss to average net assets (%)        (1.29)(e)     (1.34)      (1.15)      (1.07)      (1.13)      (0.79)

  Portfolio turnover rate (%)                                   16.58         49.27       44.94       42.19       39.27      258.99

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class), to December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                           Class S
                                                           =========================================================================
                                                           Six months ended                  Years ended December 31
                                                             June 30, 2002   -------------------------------------------------------
Per-Share Data                                              (unaudited) (a)  2001(a)     2000(a)     1999(a)     1998(a)     1997(a)
====================================================================================================================================
  Net asset value, beginning of period ($)                         5.78        8.52       12.00        8.97        7.11        7.18
                                                                 ------      ------      ------       -----       -----       -----

    Net investment income (loss) ($)                              (0.01)      (0.02)      (0.02)      (0.01)      (0.01)       0.01

    Net realized and unrealized gain (loss) on investments ($)    (1.41)      (2.56)      (1.64)       3.52        1.87        0.70
                                                                 ------      ------      ------       -----       -----       -----

  Total from investment operations ($)                            (1.42)      (2.58)      (1.66)       3.51        1.86        0.71
                                                                 ------      ------      ------       -----       -----       -----

    Distributions from capital gains ($)                             --       (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                                 ------      ------      ------       -----       -----       -----

  Total distributions ($)                                            --       (0.16)      (1.82)      (0.48)      (0.00)      (0.78)
                                                                 ------      ------      ------       -----       -----       -----

  Net asset value, end of year ($)                                 4.36        5.78        8.52       12.00        8.97        7.11
                                                                 ======      ======      ======       =====       =====       =====
  Total return (%) (b)                                           (24.57)(d)  (30.42)     (13.99)      39.46       26.18       10.54

Ratios/Supplemental Data
====================================================================================================================================
  Net assets at end of period ($ thousands)                      63,687      93,721     153,547     224,188     178,691     164,689

  Expense ratio (%)                                                1.07 (e)    0.99        0.70        0.66        0.72        0.68

  Expense ratio after expense reductions (%)                       1.06 (e)    0.97        0.70        0.65        0.71        0.68

  Ratio of net investment income (loss) to
  average net assets (%)                                          (0.30)(e)   (0.34)      (0.15)      (0.07)      (0.13)       0.19

Portfolio turnover rate (%)                                       16.58       49.27       44.94       42.19       39.27      258.99

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class), to December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research Large-Cap Growth Fund

State Street Research Growth Trust

                                                                                        Number of Funds
    Name,            Position(s)  Term of Office                                         in Fund Complex             Other
  Address            Held with     and Length of        Principal Occupations              Overseen by         Directorships Held
 and Age(a)            Fund       Time Served(b)         During Past 5 Years           Trustee/Officer(c)     by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond         Trustee       Since 1999     Retired; formerly Chairman of the           28            Ceridian Corporation
(56)                                               Board, Chief Executive Officer and
                                                   President, PictureTel Corporation
                                                   (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.              Trustee       Since 1997     Retired; formerly Senior Vice               48            Metropolitan Series
Garban                                             President for Finance and                                 Fund, Inc.(d)
(64)                                               Operations and Treasurer, The
                                                   Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.               Trustee       Since 1984     Retired; formerly Executive Vice            48            The Clorox Company;
Morton                                             President, Chief Operating                                KLA-Tencor Corporation;
(70)                                               Officer and Director,                                     BEA Systems, Inc.;
                                                   Hewlett-Packard Company (computer                         Cepheid; Pharsight
                                                   manufacturer)                                             Corporation; and
                                                                                                             Metropolitan Series
                                                                                                             Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.              Trustee       Since 1999     Dean, School of Business and Public         28            None
Phillips                                           Management, George Washington
(57)                                               University; formerly a member of
                                                   the Board of Governors of the
                                                   Federal Reserve System; and
                                                   Chairman and Commissioner of the
                                                   Commodity Futures Trading
                                                   Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby                  Trustee       Since 1992     President, Founders Investments             48            A. P. PHARMA, Inc.; and
Rosenblatt                                         Ltd. (investments); formerly                              Metropolitan Series
(64)                                               President, The Glen Ellen Company                         Fund, Inc.(d)
                                                   (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.            Trustee       Since 1989     Jay W. Forrester Professor of               48            Metropolitan Series
Scott Morton                                       Management, Sloan School of                               Fund, Inc.(d)
(64)                                               Management, Massachusetts
                                                   Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.              Trustee       Since 2002     Attorney; formerly Partner,                 28            SEI Investments Funds
Storey                                             Dechert (law firm)                                        (consisting of 104
(71)                                                                                                         portfolios); and The
                                                                                                             Massachusetts Health
                                                                                                             & Education Tax-Exempt
                                                                                                             Trust
====================================================================================================================================
Interested Trustee

Richard S.            Trustee       Since 2000     Chairman of the Board, President            28            None
Davis++                                            and Chief Executive Officer of
(56)                                               State Street Research & Management
                                                   Company; formerly Senior Vice
                                                   President, Fixed Income
                                                   Investments, Metropolitan Life
                                                   Insurance Company; and Managing
                                                   Director, J.P. Morgan Investment
                                                   Management
====================================================================================================================================
Officers

Miren                   Vice        Since 2002     Senior Vice President of State              11            None
Etcheverry            President                    Street Research & Management
(47)                                               Company; formerly portfolio
                                                   manager, Credit Agricole Asset
                                                   Management; and portfolio manager,
                                                   John Hancock Funds
------------------------------------------------------------------------------------------------------------------------------------
John S.                 Vice        Since 2001     Managing Director, Chief Financial          28            None
Lombardo              President                    Officer and Director of State
(47)                                               Street Research & Management
                                                   Company; formerly Executive Vice
                                                   President, State Street Research &
                                                   Management Company; and Senior Vice
                                                   President, Product and Financial
                                                   Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Eleanor H.              Vice        Since 2002     Senior Vice President of State              11            None
Marsh                 President                    Street Research & Management
(42)                                               Company; formerly Vice President,
                                                   State Street Research & Management
                                                   Company; and analyst and portfolio
                                                   manager, Evergreen Investment
                                                   Management Company
------------------------------------------------------------------------------------------------------------------------------------
James M.                Vice        Since 1997     Managing Director and Director of           26            None
Weiss                 President                    State Street Research & Management
(56)                                               Company; formerly Executive Vice
                                                   President and Senior Vice
                                                   President, State Street Research &
                                                   Management Company
------------------------------------------------------------------------------------------------------------------------------------
Kennard                 Vice        Since 1997     Senior Vice President of State              16            None
Woodworth,            President                    Street Research & Management
Jr. (64)                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.            Treasurer     Since 2001     Senior Vice President and Treasurer         28            None
Romich                                             of State Street Research &
(45)                                               Management Company; formerly Vice
                                                   President and Assistant Treasurer,
                                                   State Street Research & Management
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.            Secretary     Since 1995     Managing Director, General Counsel          28            None
McNamara, III                                      and Secretary of State Street
(47)                                               Research & Management Company;
                                                   formerly Executive Vice President,
                                                   State Street Research & Management
                                                   Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq
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Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value." Contact Information for


18
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